Shareholders' Equity (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Number of options
Options outstanding, beginning balance | shares	415,510
Granted | shares
Exercised | shares	(2,250)
Expired and forfeited | shares	(31,350)
Options outstanding, ending balance | shares	381,910
Vested and expected to vest | shares	381,910
Exercisable as of December 31, 2018 | shares	274,008
Weighted average exercise price
Options outstanding, beginning balance | $ / shares	$ 14.62
Granted | $ / shares
Exercised | $ / shares	6.00
Expired and forfeited | $ / shares	15.30
Options outstanding, ending balance | $ / shares	14.62
Vested and expected to vest | $ / shares	14.62
Exercisable as of December 31, 2019 | $ / shares	$ 13.85
Weighted average remaining contractual term (in years)
Outstanding, beginning balance	2 years 8 months 9 days
Outstanding, ending balance	1 year 7 months 21 days
Vested and expected to vest	1 year 7 months 21 days
Exercisable at December 31, 2018	1 year 5 months 9 days
Aggregate intrinsic value
Outstanding, beginning balance | $	$ 3
Outstanding, ending balance | $
Vested and expected to vest | $
Exercisable as of December 31, 2019 | $